Other Income and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Gains on asset retirements	$ (67)	$ 39
Regulatory Charges In Operating Expense Resulting From Tax Reform	0	(17)	$ 674
Gain on sale of Refinery Grade Propylene Splitter	(2)	692	1,095
Debt Instrument, Unamortized Discount (Premium), Net	58	62
Regulatory charges resulting from Tax Reform (Note 1)	0	15	(776)
Other Operating Income (Expense) [Member] | Transmission And Gulf Of Mexico [Member]
Segment Reporting Information [Line Items]
Amortization of regulatory assets associated with asset retirement obligations	21	33	33
Accrual of regulatory liability related to overcollection of certain employee expenses	(17)	22	22
Project development costs related to Constitution	3	4	16
Regulatory Charge Resulting From Tax Rate Change	(26)	0	0
Gains on asset retirements	0	(12)	0
Regulatory Charges In Operating Expense Resulting From Tax Reform	24	24	0
Other Operating Income (Expense) [Member] | West [Member]
Segment Reporting Information [Line Items]
Gains on contract settlements and terminations	0	0	(15)
Other Operating Income (Expense) [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Regulatory Benefit Resulting From Tax Rate Change	12	(37)	0
Gain on sale of Refinery Grade Propylene Splitter	0	0	(12)
Selling, general and administrative expenses [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Noncash Contribution Expense		35
WPZ Merger		20
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Transmission And Gulf Of Mexico [Member]
Segment Reporting Information [Line Items]
Severance and other related costs	39	0	0
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Northeast G And P [Member]
Segment Reporting Information [Line Items]
Severance and other related costs	7	0	0
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | West [Member]
Segment Reporting Information [Line Items]
Severance and other related costs	10	0	0
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Other [Member]
Segment Reporting Information [Line Items]
Severance and other related costs	1	0	22
Other income (expense) - net [Member]
Segment Reporting Information [Line Items]
Regulatory Charges In Operating Expense Resulting From Tax Reform		(17)
Regulatory charges resulting from Tax Reform (Note 1)			(102)
Other income (expense) - net [Member] | Transmission And Gulf Of Mexico [Member]
Segment Reporting Information [Line Items]
Allowance for funds used during construction, capitalized cost of equity	29	87	70
Regulatory charges resulting from Tax Reform (Note 1)	0	0	(39)
Other income (expense) - net [Member] | Other [Member]
Segment Reporting Information [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	0	(7)	27
Regulatory charges resulting from Tax Reform (Note 1)	0	(1)	(63)
Deferred Taxes On Equity Funds Used During Construction [Member] | Other [Member]
Segment Reporting Information [Line Items]
Allowance for funds used during construction, capitalized cost of equity	9	35	52
Pension Plan [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	(1)	(23)	(71)
Pension Plan [Member] | Other income (expense) - net [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement		(23)	(71)
Pension Plan [Member] | Other income (expense) - net [Member] | Transmission And Gulf Of Mexico [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	0	(9)	(19)
Pension Plan [Member] | Other income (expense) - net [Member] | Northeast G And P [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	0	(4)	(7)
Pension Plan [Member] | Other income (expense) - net [Member] | West [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	0	(4)	(9)
Pension Plan [Member] | Other income (expense) - net [Member] | Other [Member]
Segment Reporting Information [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	0	(5)	(35)
Northwest Pipeline LLC [Member] | Other Operating Income (Expense) [Member] | Transmission And Gulf Of Mexico [Member]
Segment Reporting Information [Line Items]
Tangible Asset Impairment Charges	$ 0	$ 12	$ 0